Components of Income Tax Provision (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Domestic	$ 98	$ 1,055
Foreign	1,253	4,499	$ 20,898
Total current provision	1,351	5,554	20,898
Deferred:
Domestic	12,673	11,384	(396)
Foreign	(3,505)	2,641	18,504
Total deferred provision (benefit)	9,168	14,025	18,108
Income tax provision	$ 10,519	$ 19,579	$ 39,006